8. COMMITMENTS (Details Narrative) (USD $)	Sep. 30, 2012
Term of employment agreement with officer	2 years
Monthly remuneration under agreement of employment	$ 15,000
Period of notice to terminate agreement	60 days
Number of shares authorized to purchase	2,400,000
Monthly payment as consulting fee	8,000
Monthly receipt as consulting fee	6,000
Chief Executive Officer [Member]
Period of notice to terminate agreement	15 days
Monthly payment as consulting fee	$ 2,500